Loans - Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses (Detail) - Average Value [member] - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Base case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	(0.70%)	(6.60%)	1.50%
United States Real GDP year-over-year growth	(0.40%)	(6.50%)
Canadian unemployment rate	9.20%	10.90%	6.10%
United States unemployment rate	8.00%	8.90%
Canadian Housing Price Index growth	(0.30%)	(3.00%)	1.60%
S&P 500 Index growth rate	4.10%	(5.70%)	5.00%
West Texas Intermediate Oil Price	$ 39	$ 36	$ 60
Base case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	4.30%	5.30%	1.80%
United States Real GDP year-over-year growth	4.60%	5.50%
Canadian unemployment rate	7.60%	7.10%	5.90%
United States unemployment rate	5.70%	5.40%
Canadian Housing Price Index growth	1.80%	0.80%	2.20%
S&P 500 Index growth rate	4.80%	4.80%	4.70%
West Texas Intermediate Oil Price	$ 48	$ 47	$ 60
Upside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	0.80%	(2.10%)	2.30%
United States Real GDP year-over-year growth	1.40%	1.10%
Canadian unemployment rate	7.90%	8.90%	5.50%
United States unemployment rate	6.60%	6.00%
Canadian Housing Price Index growth	5.50%	(0.10%)	4.80%
S&P 500 Index growth rate	9.80%	10.30%	8.20%
West Texas Intermediate Oil Price	$ 48	$ 51	$ 67
Upside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	5.50%	6.40%	2.50%
United States Real GDP year-over-year growth	5.40%	7.10%
Canadian unemployment rate	6.30%	6.00%	5.50%
United States unemployment rate	4.80%	3.90%
Canadian Housing Price Index growth	6.50%	4.30%	4.00%
S&P 500 Index growth rate	8.70%	16.60%	6.60%
West Texas Intermediate Oil Price	$ 65	$ 67	$ 74
Downside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	(5.30%)	(9.50%)	0.60%
United States Real GDP year-over-year growth	(5.10%)	(10.40%)
Canadian unemployment rate	10.90%	12.80%	6.40%
United States unemployment rate	12.20%	11.30%
Canadian Housing Price Index growth	(9.40%)	(5.90%)	(2.20%)
S&P 500 Index growth rate	(13.10%)	(34.80%)	(3.70%)
West Texas Intermediate Oil Price	$ 32	$ 30	$ 47
Downside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.60%	1.40%	0.80%
United States Real GDP year-over-year growth	1.10%	1.50%
Canadian unemployment rate	9.40%	8.70%	6.50%
United States unemployment rate	10.30%	7.10%
Canadian Housing Price Index growth	(2.90%)	(2.10%)	(0.80%)
S&P 500 Index growth rate	(11.80%)	(17.10%)	(10.30%)
West Texas Intermediate Oil Price	$ 39	$ 32	$ 43